Schedule of Investments (unaudited) January 31, 2023	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.4%
BHP Group Ltd.	7,032	$246,637
Glencore PLC	141,146	945,238
Rio Tinto PLC	2,537	198,650
South32 Ltd.	18,243	58,541
Woodside Energy Group Ltd.	1,271	32,912

		1,481,978

Canada — 1.8%
Cameco Corp.	9,824	275,170
Enbridge, Inc.	40,629	1,663,574
Nutrien Ltd.	906	74,997

		2,013,741

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, ADR	662	64,571

China — 3.3%
Aier Eye Hospital Group Co. Ltd., Class A	10,257	50,111
Amoy Diagnostics Co. Ltd., Class A	13,710	58,546
Bank of Chengdu Co. Ltd., Class A	30,700	66,180
BYD Co. Ltd., Class A	7,500	320,451
China Construction Bank Corp., Class H	71,000	45,958
China Tourism Group Duty Free Corp. Ltd., Class A	1,492	47,256
Contemporary Amperex Technology Co. Ltd., Class A	5,933	411,662
Foshan Haitian Flavouring & Food Co. Ltd., Class A	6,066	71,489
Ganfeng Lithium Group Co. Ltd., Class H(a)	15,240	139,190
Glodon Co. Ltd., Class A	7,000	67,922
Gree Electric Appliances, Inc. of Zhuhai, Class A	22,543	115,888
Guangzhou Baiyun International Airport Co. Ltd., Class A(b)	2,300	4,773
Haidilao International Holding Ltd.(a)(b)	15,000	40,901
Hangzhou Robam Appliances Co. Ltd., Class A	28,571	127,371
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	1,600	20,988
Hundsun Technologies, Inc., Class A	14,296	100,270
Hygeia Healthcare Holdings Co. Ltd.(a)(b)	5,600	44,445
Industrial & Commercial Bank of China Ltd., Class H	132,000	70,609
JD Health International, Inc.(a)(b)	10,450	86,780
JD.com, Inc., Class A	2,061	61,198
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	10,425	65,324
Jinxin Fertility Group Ltd.(a)	45,000	41,925
Kingsoft Corp. Ltd.	17,400	64,067
Kweichow Moutai Co. Ltd., Class A	300	82,274
Meituan, Class B(a)(b)	4,310	96,354
Microport Cardioflow Medtech Corp.(a)(b)	129,000	53,253
Ming Yuan Cloud Group Holdings Ltd.	9,000	8,459
Ping An Insurance Group Co. of China Ltd., Class A	8,900	67,487
Shanghai Jinjiang International Hotels Co. Ltd., Class A	5,059	43,213
StarPower Semiconductor Ltd., Class A	1,400	65,788
Tencent Holdings Ltd.	14,500	706,569
Venustech Group, Inc., Class A	13,800	61,103
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A(b)	10,863	41,415
Wuliangye Yibin Co. Ltd., Class A	2,300	71,588
Yifeng Pharmacy Chain Co. Ltd., Class A	3,134	26,386
Yonyou Network Technology Co. Ltd., Class A	20,708	75,449
Yum China Holdings, Inc.	600	36,353

		3,558,995

France — 5.8%
BNP Paribas SA	17,929	1,231,397
Cie de Saint-Gobain	10,970	630,020

Security	Shares	Value

France (continued)
Danone SA	5,426	$297,558
EssilorLuxottica SA	3,193	585,850
Hermes International	137	256,397
Kering SA	1,610	1,004,570
LVMH Moet Hennessy Louis Vuitton SE	1,558	1,360,096
TotalEnergies SE	16,403	1,014,046

		6,379,934

Germany — 4.3%
Bayer AG, Registered Shares	3,836	238,772
Commerzbank AG(b)	10,014	114,474
Deutsche Telekom AG, Registered Shares	41,053	914,612
Infineon Technologies AG	4,667	168,061
Mercedes-Benz Group AG, Registered Shares	10,534	783,856
SAP SE	10,221	1,211,597
SAP SE, ADR	400	47,412
Siemens AG, Registered Shares	8,019	1,252,610

		4,731,394

Hong Kong — 0.6%
AIA Group Ltd.	62,000	701,074
Super Hi International Holding Ltd.(b)	1,300	2,490

		703,564

Israel — 0.6%
Nice Ltd., ADR(b)	3,108	644,692

Italy — 0.4%
Intesa Sanpaolo SpA	170,461	448,188

Japan — 2.8%
FANUC Corp.	5,100	901,117
Hoya Corp.	3,778	415,474
Keyence Corp.	1,200	552,442
Kose Corp.	2,100	231,699
Mitsubishi UFJ Financial Group, Inc.	76,500	560,353
Sysmex Corp.	6,500	431,503

		3,092,588

Netherlands — 4.2%
Adyen NV(a)(b)	308	465,667
ASML Holding NV	1,687	1,116,200
ING Groep NV, Series N	109,077	1,579,463
Shell PLC	32,666	958,034
Shell PLC, ADR	7,807	459,130

		4,578,494

Norway — 0.0%
Norsk Hydro ASA	6,406	51,939

South Africa — 0.2%
Anglo American PLC	5,479	236,311

South Korea — 1.1%
Amorepacific Corp.	1,854	220,379
LG Chem Ltd.	390	220,117
LG Energy Solution Ltd.(b)	1,090	463,631
Samsung SDI Co. Ltd.	549	307,661

		1,211,788

Spain — 1.1%
Cellnex Telecom SA(a)	29,931	1,172,936

Switzerland — 1.8%
Nestle SA, Registered Shares	8,624	1,052,206

1

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Roche Holding AG	885	$276,271
TE Connectivity Ltd.	4,746	603,454

		1,931,931

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	44,000	776,458

United Arab Emirates — 0.0%
NMC Health PLC(b)(c)	504	—

United Kingdom — 4.3%
Alphawave IP Group PLC(b)	9,572	11,280
AstraZeneca PLC	6,268	821,186
AstraZeneca PLC, ADR	8,305	542,898
Compass Group PLC	35,351	844,465
Genius Sports Ltd.(b)	3,920	21,521
Hedosophia European Growth(b)	861	9,168
Lloyds Banking Group PLC	1,641,191	1,068,079
Unilever PLC	26,560	1,351,879

		4,670,476

United States — 56.6%
Abbott Laboratories	11,336	1,253,195
AbbVie, Inc.	3,696	546,084
Activision Blizzard, Inc.	1,812	138,745
Air Products & Chemicals, Inc.	3,162	1,013,453
Albemarle Corp.	1,895	533,348
Alcoa Corp.	2,429	126,891
Alphabet, Inc., Class C(b)	24,444	2,441,222
Amazon.com, Inc.(b)	21,740	2,242,046
American Tower Corp.	4,293	959,013
Apple, Inc.(d)	22,663	3,270,044
Applied Materials, Inc.	4,503	502,039
Aptiv PLC(b)	3,974	449,420
Archer-Daniels-Midland Co.	12,027	996,437
Ball Corp.	136	7,921
Bank of America Corp.	20,374	722,870
Boston Scientific Corp.(b)	30,558	1,413,307
Bunge Ltd.	4,415	437,526
California Resources Corp.	713	30,466
Capri Holdings Ltd.(b)	212	14,096
CF Industries Holdings, Inc.	8,216	695,895
Charles Schwab Corp.	16,109	1,247,159
Charter Communications, Inc., Class A(b)	1,154	443,494
Chesapeake Energy Corp.	265	22,981
Chipotle Mexican Grill, Inc.(b)	69	113,600
Chubb Ltd.	3,109	707,266
Comcast Corp., Class A	14,573	573,448
ConocoPhillips	13,273	1,617,581
Corteva, Inc.	791	50,980
Costco Wholesale Corp.	1,783	911,363
Crowdstrike Holdings, Inc., Class A(b)	2,204	233,404
Crown Holdings, Inc.	79	6,965
CVS Health Corp.	5,090	449,040
Darling Ingredients, Inc.(b)	585	38,780
Deere & Co.	1,548	654,556
Dexcom, Inc.(b)	4,119	441,104
Diversey Holdings Ltd.(b)	9,762	59,255
Domino’s Pizza, Inc.	442	156,026
Edwards Lifesciences Corp.(b)	4,145	317,921
Element Solutions, Inc.	875	17,920
Eli Lilly & Co.	1,337	460,129
EQT Corp.	20,687	675,844

Security	Shares	Value

United States (continued)
Exxon Mobil Corp.	349	$40,487
F5, Inc.(b)	3,899	575,726
FMC Corp.	383	50,989
Fortinet, Inc.(b)	4,899	256,414
Fortive Corp.	16,166	1,099,773
Freeport-McMoRan, Inc.	15,781	704,148
General Motors Co.	3,475	136,637
Green Plains, Inc.(b)	130	4,520
Halliburton Co.	1,242	51,195
HCA Healthcare, Inc.	684	174,468
Hilton Worldwide Holdings, Inc.	3,436	498,529
Humana, Inc.	2,266	1,159,512
Intuit, Inc.	171	72,277
Intuitive Surgical, Inc.(b)	2,275	558,945
Johnson & Johnson	5,710	933,128
KLA Corp.	614	240,983
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	9,123	370,576
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	12,625	508,787
LPL Financial Holdings, Inc.	5,233	1,240,849
LyondellBasell Industries NV, Class A	3,504	338,802
Marathon Oil Corp.	22,611	621,124
Marathon Petroleum Corp.	286	36,757
Marsh & McLennan Cos., Inc.	8,470	1,481,488
Masco Corp.	1,263	67,192
Mastercard, Inc., Class A	3,618	1,340,831
McDonald’s Corp.	2,674	715,028
Merck & Co., Inc.	9,492	1,019,536
Micron Technology, Inc.	7,899	476,310
Microsoft Corp.(d)	13,603	3,370,959
Mirion Technologies, Inc.(b)	2,819	22,411
Morgan Stanley	7,217	702,431
Mosaic Co.	705	34,926
Mr. Cooper Group, Inc.(b)	405	18,626
NextEra Energy, Inc.	12,694	947,353
Northrop Grumman Corp.	2,280	1,021,531
NVIDIA Corp.	3,031	592,166
Palo Alto Networks, Inc.(b)	1,616	256,362
Park Hotels & Resorts, Inc.	518	7,620
Peloton Interactive, Inc., Class A(b)	6,467	83,618
Pfizer, Inc.	6,599	291,412
Phillips 66	430	43,116
Raymond James Financial, Inc.	3,572	402,814
Rockwell Automation, Inc.	898	253,263
Sarcos Technology & Robotics Corp.(b)	118	71
Schlumberger Ltd.	10,291	586,381
Seagen, Inc.(b)	2,493	347,724
Sempra Energy	9,516	1,525,700
ServiceNow, Inc.(b)	1,269	577,560
Splunk, Inc.(b)	511	48,938
Starbucks Corp.	5,850	638,469
Tesla, Inc.(b)	2,004	347,133
Thermo Fisher Scientific, Inc.	1,356	773,367
TJX Cos., Inc.	6,517	533,482
Toll Brothers, Inc.	189	11,244
United Parcel Service, Inc., Class B	5,227	968,197
UnitedHealth Group, Inc.	2,842	1,418,698
Univar Solutions, Inc.(b)	276	9,516
Valero Energy Corp.	3,516	492,345
Vertiv Holdings Co.	25,883	368,056
Visa, Inc., Class A	957	220,311
Vulcan Materials Co.	3,444	631,389

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Walmart, Inc.	3,720	$535,196
Walt Disney Co.(b)	9,498	1,030,438
Wells Fargo & Co.	13,607	637,760
Zoetis, Inc.	725	119,980
Zscaler, Inc.(b)	1,299	161,284

		61,799,692

Total Common Stocks — 91.1% (Cost: $94,681,889)		99,549,670

	Par (000)

Corporate Bonds

United States — 0.0%
Stem, Inc., 0.50%, 12/01/28(a)(e)	$1	672

Total Corporate Bonds — 0.0% (Cost: $1,000)		672

	Shares

Investment Companies

United States — 1.2%
iShares China Large-Cap ETF(f)	207	6,583
iShares MSCI China ETF(f)	19,824	1,062,170
KraneShares Bosera MSCI China A 50 Connect Index ETF, Class A	530	15,174
KraneShares CSI China Internet ETF(b)	2,343	79,357
U.S. Oil Fund LP(b)	1,498	103,841

Total Investment Companies — 1.2% (Cost: $1,266,581)		1,267,125

Preferred Securities

Preferred Stocks — 0.3%

Germany — 0.3%
Dr Ing hc F Porsche AG(b)	2,496	296,772

United States — 0.0%
Aptiv PLC, Series A, 06/15/23	245	30,867
Boston Scientific Corp., Series A, 06/01/23	159	18,147

		49,014

Total Preferred Securities — 0.3% (Cost: $267,951)		345,786

Warrants

Israel — 0.0%
Innovid Corp., (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(b)	22	8

United Kingdom — 0.0%
Hedosophia European Growth, (Issued 05/13/21, Exercisable 05/13/22, 1 Share for 1 Warrant, Expires 05/13/27, Strike Price EUR 11.50)(b)	114	2

Security	Shares	Value

United States(b) — 0.0%
Cano Health, Inc., (Issued 07/06/20, Exercisable 07/06/21, 1 Share for 1 Warrant, Expires 06/03/26, Strike Price USD 11.50)	121	$42
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	60	55
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Share for 1 Warrant, Expires 08/02/26, Strike Price USD 287.50)	57	3
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	107	8
Sarcos Technology & Robotics Corp., Class A, (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	354	52
Volta, Inc., Series C, (Issued/Exercisable 10/22/20, 1 Share for 1 Warrant, Expires 08/26/26, Strike Price USD 11.50)	70	14

		174

Total Warrants — 0.0% (Cost: $1,825)		184

Total Long-Term Investments — 92.6% (Cost: $96,219,246)		101,163,437

Short-Term Securities

Money Market Funds — 7.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.07%(f)(g)	7,667,733	7,667,733

Total Short-Term Securities — 7.0% (Cost: $7,667,733)		7,667,733

Options Purchased — 0.3% (Cost: $323,394)		367,985

Total Investments Before Options Written — 99.9% (Cost: $104,210,373)		109,199,155

Options Written — (0.3)% (Premiums Received: $(311,869))		(326,331)

Total Investments, Net of Options Written — 99.6% (Cost: $103,898,504)		108,872,824

Other Assets Less Liabilities — 0.4%		398,069

Net Assets — 100.0%		$109,270,893

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	Convertible security.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

3

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock GA Dynamic Equity Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,741,013	$2,926,720	(a)	$—	$—	$—	$7,667,733	7,667,733	$117,771	$—
iShares China Large-Cap ETF	6,404	—		—	—	179	6,583	207	153	—
iShares MSCI China ETF	727,986	235,497		—	—	98,687	1,062,170	19,824	18,606	—

					$—	$98,866	$8,736,486		$136,530	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
SGX Nifty 50 Index	9	02/23/23	$321	$(7,086)
S&P/TSE 60 Index	4	03/16/23	754	30,737
NASDAQ 100 E-Mini Index	1	03/17/23	243	6,356
S&P 500 E-Mini Index	60	03/17/23	12,270	198,301

				228,308

Short Contracts
CAC 40 Index	4	02/17/23	309	(3)
FTSE Taiwan Index	36	02/23/23	1,940	(54,955)
KOSPI 200 Index	28	03/09/23	1,821	(34,591)
Nikkei 225 Yen-Denominated	8	03/09/23	845	7,447
SPI 200 Index	2	03/16/23	264	(12,371)
DAX Index	2	03/17/23	829	(29,045)
FTSE 100 Index	6	03/17/23	575	(21,070)

				(144,588)

				$83,720

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	1,655,000	USD	1,141,070	HSBC Bank USA N.A.	02/16/23	$27,783
CHF	1,588,812	USD	1,701,696	UBS AG	02/16/23	36,381
JPY	513,190,022	USD	3,827,808	Bank of America N.A.	02/16/23	122,292

						186,456

USD	1,861,917	EUR	1,778,368	Deutsche Bank AG	02/16/23	(73,258)
USD	479,264	EUR	459,758	Morgan Stanley & Co. International PLC	02/16/23	(21,034)

						(94,292)

						$92,164

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Amazon.com, Inc.	20	02/17/23	USD	90.00	USD	206	$28,750

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
CF Industries Holdings, Inc.	13	02/17/23	USD	115.00	USD	110	$130
CF Industries Holdings, Inc.	16	02/17/23	USD	92.50	USD	136	920
Freeport-McMoRan, Inc.	40	02/17/23	USD	42.00	USD	178	13,300
Schlumberger NV	41	02/17/23	USD	55.00	USD	234	11,808
Visa, Inc., Class A	10	02/17/23	USD	225.00	USD	230	7,675
Northrop Grumman Corp.	3	03/03/23	USD	470.00	USD	134	1,800
Albemarle Corp.	9	03/17/23	USD	240.00	USD	253	42,435
Alphabet Inc., Class C	6	03/17/23	USD	95.00	USD	60	4,935
Amazon.com, Inc.	6	03/17/23	USD	90.00	USD	62	9,330
Apple, Inc.	9	03/17/23	USD	135.00	USD	130	11,430
Archer-Daniels-Midland Co.	22	03/17/23	USD	100.00	USD	182	165
Charter Communications, Inc., Class A	4	03/17/23	USD	370.00	USD	154	11,080
ConocoPhillips	33	03/17/23	USD	125.00	USD	402	15,180
Energy Select Sector SPDR Fund	19	03/17/23	USD	90.00	USD	163	7,077
EQT Corp.	54	03/17/23	USD	40.00	USD	176	1,728
Freeport-McMoRan, Inc.	43	03/17/23	USD	45.00	USD	192	10,685
Microsoft Corp.	2	03/17/23	USD	240.00	USD	50	2,780
Visa, Inc., Class A	13	03/17/23	USD	220.00	USD	299	18,265
Walt Disney Co.	5	03/17/23	USD	100.00	USD	54	5,550
Bunge Ltd.	10	04/21/23	USD	110.00	USD	99	1,775
Constellation Brands, Inc., Class A	7	04/21/23	USD	240.00	USD	162	4,340
Intuit, Inc.	6	04/21/23	USD	430.00	USD	254	16,620
Marathon Oil Corp.	40	04/21/23	USD	28.00	USD	110	7,820
Shell PLC, ADR	41	04/21/23	USD	60.00	USD	241	8,200
Shell PLC, ADR	27	04/21/23	USD	62.50	USD	159	2,970
Tesla, Inc.	10	04/21/23	USD	175.00	USD	173	20,950
Tesla, Inc.	21	05/19/23	USD	180.00	USD	364	45,465

							313,163

Put
Alphabet Inc., Class C	23	03/17/23	USD	95.00	USD	230	6,336
Amazon.com, Inc.	24	03/17/23	USD	90.00	USD	248	4,476
Apple, Inc.	16	03/17/23	USD	135.00	USD	231	4,480
Boston Scientific Corp.	51	03/17/23	USD	44.00	USD	236	3,570
ConocoPhillips	19	03/17/23	USD	115.00	USD	232	6,175
Costco Wholesale Corp.	5	03/17/23	USD	465.00	USD	256	2,350
Crowdstrike Holdings, Inc., Class A	11	03/17/23	USD	90.00	USD	116	3,218
Edwards Lifesciences Corp.	13	03/17/23	USD	75.00	USD	100	3,673
Intuitive Surgical, Inc.	4	03/17/23	USD	245.00	USD	98	3,560
LVMH Moet Hennessy Louis Vuitton SE	3	03/17/23	EUR	750.00	EUR	241	2,805
Microsoft Corp.	10	03/17/23	USD	230.00	USD	248	3,050
ServiceNow, Inc.	3	03/17/23	USD	420.00	USD	137	3,600
UnitedHealth Group, Inc.	5	03/17/23	USD	460.00	USD	250	2,075
Zscaler, Inc.	7	03/17/23	USD	100.00	USD	87	2,044

							51,412

							$364,575

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
TOPIX Banks Index	BNP Paribas SA	47,244	07/14/23	JPY	218.87	JPY	9,545	$2,347
TOPIX Banks Index	JPMorgan Chase Bank N.A.	31,527	07/14/23	JPY	227.60	JPY	6,369	1,063

								$3,410

5

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
CF Industries Holdings, Inc.	13	02/17/23	USD	130.00	USD	110	$(65)
Freeport-McMoRan, Inc.	40	02/17/23	USD	48.00	USD	178	(1,940)
Humana, Inc.	4	02/17/23	USD	580.00	USD	205	(80)
Schlumberger NV	21	02/17/23	USD	60.00	USD	120	(1,260)
United Parcel Service, Inc., Class B	10	02/17/23	USD	200.00	USD	185	(240)
Visa, Inc., Class A	10	02/17/23	USD	240.00	USD	230	(835)
Abbott Laboratories	11	03/17/23	USD	120.00	USD	122	(462)
Albemarle Corp.	6	03/17/23	USD	280.00	USD	169	(11,490)
Alphabet Inc., Class C	36	03/17/23	USD	110.00	USD	360	(5,490)
Alphabet Inc., Class C	23	03/17/23	USD	100.00	USD	230	(11,845)
Alphabet Inc., Class C	11	03/17/23	USD	105.00	USD	110	(3,228)
Amazon.com, Inc.	11	03/17/23	USD	105.00	USD	113	(6,407)
Amazon.com, Inc.	54	03/17/23	USD	110.00	USD	557	(20,385)
Apple, Inc.	16	03/17/23	USD	155.00	USD	231	(3,472)
Apple, Inc.	50	03/17/23	USD	150.00	USD	721	(19,125)
Applied Materials, Inc.	6	03/17/23	USD	125.00	USD	67	(981)
Bank of America Corp.	23	03/17/23	USD	38.00	USD	82	(529)
Boston Scientific Corp.	51	03/17/23	USD	50.00	USD	236	(1,785)
Cameco Corp.	27	03/17/23	USD	28.00	USD	76	(5,022)
Charter Communications, Inc., Class A	3	03/17/23	USD	430.00	USD	115	(1,080)
ConocoPhillips	15	03/17/23	USD	135.00	USD	183	(2,370)
ConocoPhillips	33	03/17/23	USD	140.00	USD	402	(2,722)
ConocoPhillips	40	03/17/23	USD	130.00	USD	487	(11,060)
Costco Wholesale Corp.	5	03/17/23	USD	540.00	USD	256	(3,450)
Crowdstrike Holdings, Inc., Class A	5	03/17/23	USD	115.00	USD	53	(2,637)
DexCom, Inc.	7	03/17/23	USD	120.00	USD	75	(1,470)
Edwards Lifesciences Corp.	13	03/17/23	USD	85.00	USD	100	(1,560)
Eli Lilly & Co.	1	03/17/23	USD	400.00	USD	34	(63)
Energy Select Sector SPDR Fund	19	03/17/23	USD	95.00	USD	163	(2,916)
EQT Corp.	25	03/17/23	USD	39.00	USD	82	(1,088)
Exxon Mobil Corp.	3	03/17/23	USD	120.00	USD	35	(723)
Freeport-McMoRan, Inc.	65	03/17/23	USD	55.00	USD	290	(1,300)
Freeport-McMoRan, Inc.	22	03/17/23	USD	49.00	USD	98	(2,244)
General Motors Co.	9	03/17/23	USD	41.00	USD	35	(1,004)
HCA Healthcare, Inc.	6	03/17/23	USD	280.00	USD	153	(1,050)
KLA Corp.	1	03/17/23	USD	470.00	USD	39	(108)
LVMH Moet Hennessy Louis Vuitton SE	3	03/17/23	EUR	820.00	EUR	241	(5,903)
LVMH Moet Hennessy Louis Vuitton SE	3	03/17/23	EUR	870.00	EUR	241	(1,634)
LyondellBasell Industries, NV Ordinary Shares Class	33	03/17/23	USD	100.00	USD	319	(6,930)
Micron Technology, Inc.	22	03/17/23	USD	62.50	USD	133	(5,148)
Microsoft Corp.	15	03/17/23	USD	265.00	USD	372	(3,990)
Microsoft Corp.	19	03/17/23	USD	260.00	USD	471	(7,457)
Morgan Stanley	16	03/17/23	USD	105.00	USD	156	(1,000)
NVIDIA Corp.	3	03/17/23	USD	195.00	USD	59	(4,612)
NVIDIA Corp.	4	03/17/23	USD	200.00	USD	78	(5,170)
Seagen, Inc.	7	03/17/23	USD	145.00	USD	98	(3,850)
ServiceNow, Inc.	4	03/17/23	USD	490.00	USD	182	(4,860)
ServiceNow, Inc.	3	03/17/23	USD	500.00	USD	137	(2,820)
Thermo Fisher Scientific, Inc.	1	03/17/23	USD	610.00	USD	57	(680)
UnitedHealth Group, Inc.	8	03/17/23	USD	540.00	USD	399	(1,768)
Valero Energy Corp.	13	03/17/23	USD	150.00	USD	182	(3,900)
Visa, Inc., Class A	13	03/17/23	USD	245.00	USD	299	(1,995)
Walt Disney Co.	10	03/17/23	USD	115.00	USD	108	(2,610)
Walt Disney Co.	13	03/17/23	USD	110.00	USD	141	(6,045)
Wells Fargo & Co.	14	03/17/23	USD	47.50	USD	66	(1,708)
Zscaler, Inc.	3	03/17/23	USD	140.00	USD	37	(1,628)
Constellation Brands, Inc., Class A	7	04/21/23	USD	260.00	USD	162	(875)
Intuit, Inc.	6	04/21/23	USD	480.00	USD	254	(5,940)
Marathon Oil Corp.	40	04/21/23	USD	32.00	USD	110	(2,560)
Shell PLC, ADR	55	04/21/23	USD	70.00	USD	323	(688)
Tesla, Inc.	10	04/21/23	USD	208.33	USD	173	(9,675)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
ServiceNow, Inc.	3	05/19/23	USD	520.00	USD	137	$(5,370)
Tesla, Inc.	21	05/19/23	USD	210.00	USD	364	(24,780)

							(255,082)

Put
CF Industries Holdings, Inc.	13	02/17/23	USD	90.00	USD	110	(8,580)
CF Industries Holdings, Inc.	16	02/17/23	USD	72.50	USD	136	(560)
Northrop Grumman Corp.	3	03/03/23	USD	420.00	USD	134	(1,448)
Alphabet Inc., Class C	35	03/17/23	USD	85.00	USD	350	(3,080)
Amazon.com, Inc.	36	03/17/23	USD	80.00	USD	371	(2,376)
Apple, Inc.	41	03/17/23	USD	120.00	USD	592	(2,870)
Archer-Daniels-Midland Co.	22	03/17/23	USD	80.00	USD	182	(3,850)
Boston Scientific Corp.	76	03/17/23	USD	40.00	USD	352	(1,330)
ConocoPhillips	29	03/17/23	USD	100.00	USD	353	(2,204)
Costco Wholesale Corp.	7	03/17/23	USD	425.00	USD	358	(1,047)
Edwards Lifesciences Corp.	20	03/17/23	USD	70.00	USD	153	(2,650)
Energy Select Sector SPDR Fund	19	03/17/23	USD	75.00	USD	163	(627)
EQT Corp.	27	03/17/23	USD	30.00	USD	88	(3,118)
Intuitive Surgical, Inc.	7	03/17/23	USD	220.00	USD	172	(1,610)
LVMH Moet Hennessy Louis Vuitton SE	4	03/17/23	EUR	670.00	EUR	321	(735)
Microsoft Corp.	8	03/17/23	USD	210.00	USD	198	(728)
Microsoft Corp.	14	03/17/23	USD	205.00	USD	347	(959)
Morgan Stanley	8	03/17/23	USD	90.00	USD	78	(700)
ServiceNow, Inc.	4	03/17/23	USD	380.00	USD	182	(1,900)
UnitedHealth Group, Inc.	7	03/17/23	USD	420.00	USD	349	(774)
Bunge Ltd.	10	04/21/23	USD	85.00	USD	99	(1,275)
Constellation Brands, Inc., Class A	7	04/21/23	USD	200.00	USD	162	(1,278)
Crowdstrike Holdings, Inc., Class A	11	04/21/23	USD	70.00	USD	116	(1,155)
Intuit, Inc.	6	04/21/23	USD	360.00	USD	254	(5,040)
Marathon Oil Corp.	40	04/21/23	USD	21.00	USD	110	(1,400)
Shell PLC, ADR	41	04/21/23	USD	50.00	USD	241	(1,845)
Shell PLC, ADR	27	04/21/23	USD	52.50	USD	159	(2,025)
Tesla, Inc.	10	04/21/23	USD	108.33	USD	173	(2,220)
Tesla, Inc.	21	05/19/23	USD	120.00	USD	364	(10,290)
Zscaler, Inc.	7	05/19/23	USD	80.00	USD	87	(1,351)

							(69,025)

							$(324,107)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
TOPIX Banks Index	BNP Paribas SA	47,244	07/14/23	JPY	175.10	JPY	9,545	$(1,086)
TOPIX Banks Index	JPMorgan Chase Bank N.A.	31,527	07/14/23	JPY	182.07	JPY	6,369	(1,138)

								$(2,224)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Short	Monthly	JPMorgan Chase Bank N.A.(b)	02/08/23	$(86,111)	$(388	)(c)	$(86,718)	0.1%

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $219 of net dividends and financing fees.

7

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock GA Dynamic Equity Fund

OTC Total Return Swaps (continued)

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(b)
Range:	15-26 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date on February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

France
Pernod Ricard SA	(238)	$(49,273)	56.8%

United Kingdom
Diageo PLC	(769)	(33,625)	38.8

United States
JM Smucker Co.	(25)	(3,820)	4.4

		(86,718)

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(86,718)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$1,481,978	$—	$1,481,978

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock GA Dynamic Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Canada	$2,013,741	$—	$—	$2,013,741
Chile	64,571	—	—	64,571
China	—	3,558,995	—	3,558,995
France	—	6,379,934	—	6,379,934
Germany	47,412	4,683,982	—	4,731,394
Hong Kong	2,490	701,074	—	703,564
Israel	644,692	—	—	644,692
Italy	—	448,188	—	448,188
Japan	—	3,092,588	—	3,092,588
Netherlands	459,130	4,119,364	—	4,578,494
Norway	—	51,939	—	51,939
South Africa	—	236,311	—	236,311
South Korea	—	1,211,788	—	1,211,788
Spain	—	1,172,936	—	1,172,936
Switzerland	603,454	1,328,477	—	1,931,931
Taiwan	—	776,458	—	776,458
United Arab Emirates	—	—	—	—
United Kingdom	564,419	4,106,057	—	4,670,476
United States	61,799,692	—	—	61,799,692
Corporate Bonds	—	672	—	672
Investment Companies	1,267,125	—	—	1,267,125
Preferred Securities
Preferred Stocks
United States	49,014	—	—	49,014
Germany	—	296,772	—	296,772
Warrants	184	—	—	184
Short-Term Securities
Money Market Funds	7,667,733	—	—	7,667,733
Options Purchased
Equity Contracts	364,575	3,410	—	367,985

	$75,548,232	$33,650,923	$—	$109,199,155

Derivative Financial Instruments(a)
Assets
Equity Contracts	$242,841	$—	$—	$242,841
Foreign Currency Exchange Contracts	—	186,456	—	186,456
Liabilities
Equity Contracts	(324,107)	(161,733)	—	(485,840)
Foreign Currency Exchange Contracts	—	(94,292)	—	(94,292)

	$(81,266)	$(69,569)	$—	$(150,835)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CHF	Swiss Franc

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation (continued)

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depository Receipt

Portfolio Abbreviation

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

9